Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 277,642,327	[1]
Previously Paid Amount
Total Fee Amount	29,501.33
Total Offset Amount	0
Net Fee	$ 29,501.33

[1]	The Registrant previously registered securities with a maximum aggregate dollar offering price of $90,000,000 in reliance on Rule 457(o) under the Securities Act, with respect to which the Registrant paid filing fees of $9,819 in its prior Registration Statement (File No. 333-254678), which went automatically effective on March 25, 2021 (the "2021 Registration Statement"). On March 25, 2024, the Registrant filed a Registration Statement (File No. 333-278206), which was amended on September 19, 2024 and declared effective on October 3, 2024 (the "2024 Registration Statement"), to register Common Shares, Preferred Shares and Rights to purchase Common Shares (collectively, "Securities"), which carried forward Securities with a maximum aggregate dollar offering price of up to $70,131,757 that remained unsold from the 2021 Registration Statement. On December 3, 2025, the Registrant filed a Registration Statement (File No. 333-291908) (the "2025 Registration Statement"), which carried forward Securities with a maximum aggregate dollar offering price of up to $65,600,789 that remained unsold from the 2024 Registration Statement. As of the time of filing this Pre-Effective Amendment No. 1 to the 2025 Registration Statement, Securities with a maximum aggregate dollar offering price of up to $64,019,423 remain unsold from the 2024 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Securities with a maximum aggregate dollar offering price of up to $64,019,423, with respect to which $6,984.52 in filing fees have already been paid and will continue to be applied to such unsold Securities.